Income Taxes - Summary of Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ (68,293)	$ (53,179)
Foreign	0	0
Loss before income taxes	$ (68,293)	$ (53,179)